Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents (including restricted cash, note 3(c) and 14)	$ 46,012	$ 61,119
Accounts receivable (note 6)	66,950	57,118
Inventories (note 7)	47,806	46,011
Prepaid expenses	7,417	4,835
Total current assets	168,185	169,083
Long-term investments (note 8)	10,587	8,818
Property, plant and equipment (note 9)	58,856	63,431
Operating lease right-of-use assets (note 13)	17,524
Intangible assets (note 10)	13,075	16,829
Deferred income tax assets (note 18(b))	1,929	1,664
Goodwill (note 11)	3,110	3,170
Other long-term assets	6,660	6,933
Total assets	279,926	269,928
Current liabilities:
Accounts payable and accrued liabilities (note 12)	86,180	85,429
Current portion of operating lease liabilities (note 13)	4,406
Current portion of long-term debt (note 14)	13,567	10,327
Current portion of long-term royalty payable (note 15)	5,936	6,091
Current portion of warranty liability (note 16)	4,505	2,800
Total current liabilities	114,594	104,647
Long-term operating lease liabilities (note 13)	13,118	0
Long-term debt (note 14)	35,312	44,983
Long-term royalty payable (note 15)	12,322	14,844
Warranty liability (note 16)	4,396	2,141
Deferred income tax liabilities (note 18(b))	4,445	5,521
Other long-term liabilities	6,380	7,116
Total long-term liabilities	190,567	179,252
Share capital (Unlimited common and preferred shares, no par value) (note 17):
Unlimited common shares, no par value: 136,416,981 (2018 - 133,380,899) common shares issued	1,094,633	1,087,068
Other equity instruments	6,857	12,948
Additional paid in capital	10,079	10,079
Accumulated deficit	(998,320)	(998,361)
Accumulated other comprehensive loss	(23,890)	(21,058)
Total shareholders' equity	89,359	90,676
Total liabilities and shareholders' equity	279,926	269,928
Commitments and contingencies (note 20)